American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
September 30, 2019

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.9%
Aerospace and Defense — 2.2%
HEICO Corp.	154,326	19,272,231
Hexcel Corp.	157,372	12,924,962
L3Harris Technologies, Inc.	120,263	25,091,672
Mercury Systems, Inc.(1)	20,709	1,680,950
		58,969,815
Air Freight and Logistics — 0.3%
CH Robinson Worldwide, Inc.	83,772	7,102,190
Airlines — 0.1%
Delta Air Lines, Inc.	67,451	3,885,178
Auto Components — 0.5%
Gentex Corp.	471,645	12,986,745
Banks — 6.0%
Bank of America Corp.	1,759,479	51,324,002
Comerica, Inc.	308,435	20,353,626
JPMorgan Chase & Co.	550,038	64,733,972
Wells Fargo & Co.	520,679	26,263,049
		162,674,649
Beverages — 2.5%
Coca-Cola Co. (The)	551,106	30,002,210
PepsiCo, Inc.	279,437	38,310,813
		68,313,023
Biotechnology — 3.2%
AbbVie, Inc.	248,044	18,781,892
Amgen, Inc.	107,680	20,837,157
Biogen, Inc.(1)	100,869	23,484,320
Celgene Corp.(1)	154,580	15,349,794
Gilead Sciences, Inc.	43,569	2,761,403
Incyte Corp.(1)	90,105	6,688,494
		87,903,060
Building Products — 1.3%
Johnson Controls International plc	633,195	27,790,929
Masco Corp.	162,050	6,754,244
		34,545,173
Capital Markets — 0.7%
Artisan Partners Asset Management, Inc., Class A	200,494	5,661,951
LPL Financial Holdings, Inc.	18,278	1,496,968
MSCI, Inc.	44,078	9,597,984
TD Ameritrade Holding Corp.	41,543	1,940,058
		18,696,961
Chemicals — 1.6%
CF Industries Holdings, Inc.	37,415	1,840,818
Ecolab, Inc.	124,621	24,679,943
NewMarket Corp.	30,877	14,576,723

Valvoline, Inc.	118,497	2,610,489
		43,707,973
Commercial Services and Supplies — 1.2%
Cintas Corp.	5,345	1,432,995
Republic Services, Inc.	270,127	23,379,492
Tetra Tech, Inc.	93,353	8,099,306
		32,911,793
Communications Equipment — 2.7%
Cisco Systems, Inc.	894,670	44,205,645
Juniper Networks, Inc.	260,210	6,440,197
Motorola Solutions, Inc.	131,825	22,464,298
		73,110,140
Consumer Finance — 2.6%
American Express Co.	220,319	26,059,331
Discover Financial Services	264,799	21,472,551
Synchrony Financial	666,595	22,724,224
		70,256,106
Containers and Packaging — 0.2%
Packaging Corp. of America	58,969	6,256,611
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	113,497	23,609,646
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	172,686	6,534,438
Verizon Communications, Inc.	861,552	52,003,279
		58,537,717
Electric Utilities — 1.4%
IDACORP, Inc.	136,443	15,373,033
NextEra Energy, Inc.	96,903	22,577,430
		37,950,463
Electronic Equipment, Instruments and Components — 1.3%
CDW Corp.	80,285	9,894,323
Keysight Technologies, Inc.(1)	253,979	24,699,458
		34,593,781
Entertainment — 3.1%
Activision Blizzard, Inc.	533,588	28,237,477
Electronic Arts, Inc.(1)	261,368	25,567,018
Take-Two Interactive Software, Inc.(1)	195,223	24,469,251
Walt Disney Co. (The)	38,971	5,078,700
		83,352,446
Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	139,259	30,794,342
GEO Group, Inc. (The)	339,388	5,884,988
Healthcare Trust of America, Inc., Class A	208,332	6,120,794
Life Storage, Inc.	183,466	19,339,151
PS Business Parks, Inc.	27,460	4,996,347
SBA Communications Corp.	28,512	6,875,669
Weingarten Realty Investors	220,252	6,415,941
		80,427,232

Food Products — 2.7%
Campbell Soup Co.	541,173	25,391,837
General Mills, Inc.	462,153	25,473,874
Hershey Co. (The)	143,280	22,206,967
		73,072,678
Health Care Equipment and Supplies — 4.3%
Danaher Corp.	212,317	30,664,944
Edwards Lifesciences Corp.(1)	114,278	25,130,875
Hologic, Inc.(1)	426,246	21,521,161
Integer Holdings Corp.(1)	71,173	5,377,832
NuVasive, Inc.(1)	57,635	3,652,906
Stryker Corp.	141,147	30,530,096
		116,877,814
Health Care Providers and Services — 0.6%
Amedisys, Inc.(1)	83,351	10,919,814
Chemed Corp.	2,939	1,227,238
UnitedHealth Group, Inc.	15,843	3,443,001
		15,590,053
Health Care Technology — 0.8%
Veeva Systems, Inc., Class A(1)	137,908	21,057,173
Hotels, Restaurants and Leisure — 2.2%
Darden Restaurants, Inc.	212,941	25,173,885
Starbucks Corp.	387,723	34,282,468
		59,456,353
Household Products — 2.5%
Colgate-Palmolive Co.	370,985	27,271,108
Procter & Gamble Co. (The)	321,756	40,020,011
		67,291,119
Insurance — 2.5%
Arch Capital Group Ltd.(1)	413,520	17,359,570
Mercury General Corp.	169,147	9,451,934
Progressive Corp. (The)	342,285	26,441,516
RenaissanceRe Holdings Ltd.	72,524	14,029,768
		67,282,788
Interactive Media and Services — 6.3%
Alphabet, Inc., Class A(1)	83,386	101,825,980
Facebook, Inc., Class A(1)	389,068	69,285,229
		171,111,209
Internet and Direct Marketing Retail — 4.6%
Amazon.com, Inc.(1)	57,379	99,604,780
eBay, Inc.	605,632	23,607,535
		123,212,315
IT Services — 4.8%
Akamai Technologies, Inc.(1)	109,981	10,050,064
EVERTEC, Inc.	119,151	3,719,894
Mastercard, Inc., Class A	115,008	31,232,723
PayPal Holdings, Inc.(1)	313,295	32,454,229
Visa, Inc., Class A	299,994	51,601,968
		129,058,878

Life Sciences Tools and Services — 1.7%
Agilent Technologies, Inc.	106,721	8,178,030
Bio-Rad Laboratories, Inc., Class A(1)	18,544	6,170,331
Thermo Fisher Scientific, Inc.	108,978	31,742,022
		46,090,383
Machinery — 0.8%
Allison Transmission Holdings, Inc.	347,482	16,349,028
Snap-on, Inc.	40,025	6,265,514
		22,614,542
Metals and Mining — 0.9%
Royal Gold, Inc.	102,085	12,577,893
Steel Dynamics, Inc.	396,808	11,824,878
		24,402,771
Oil, Gas and Consumable Fuels — 2.1%
Chevron Corp.	124,871	14,809,701
CVR Energy, Inc.	373,697	16,453,879
Exxon Mobil Corp.	176,994	12,497,546
HollyFrontier Corp.	260,654	13,981,480
		57,742,606
Paper and Forest Products — 0.1%
Domtar Corp.	94,689	3,390,813
Pharmaceuticals — 3.6%
Jazz Pharmaceuticals plc(1)	47,815	6,127,014
Johnson & Johnson	153,409	19,848,056
Merck & Co., Inc.	509,698	42,906,378
Pfizer, Inc.	57,294	2,058,573
Zoetis, Inc.	213,791	26,636,221
		97,576,242
Professional Services — 1.8%
CoStar Group, Inc.(1)	43,184	25,616,749
IHS Markit Ltd.(1)	66,591	4,453,606
Verisk Analytics, Inc.	118,343	18,714,762
		48,785,117
Semiconductors and Semiconductor Equipment — 2.0%
Broadcom, Inc.	123,673	34,142,405
Intel Corp.	226,685	11,681,078
Xilinx, Inc.	83,336	7,991,923
		53,815,406
Software — 8.4%
Adobe, Inc.(1)	136,761	37,780,226
Cadence Design Systems, Inc.(1)	95,853	6,333,966
Intuit, Inc.	124,231	33,037,992
LogMeIn, Inc.	13,631	967,256
Microsoft Corp.	920,845	128,025,080
Oracle Corp. (New York)	410,982	22,616,340
		228,760,860
Specialty Retail — 2.1%
AutoZone, Inc.(1)	22,042	23,907,194
Home Depot, Inc. (The)	76,406	17,727,720

Murphy USA, Inc.(1)	99,629	8,498,354
O'Reilly Automotive, Inc.(1)	20,286	8,084,174
		58,217,442
Technology Hardware, Storage and Peripherals — 4.6%
Apple, Inc.	559,733	125,363,400
Textiles, Apparel and Luxury Goods — 0.2%
Deckers Outdoor Corp.(1)	29,209	4,304,238
Thrifts and Mortgage Finance — 0.3%
Essent Group Ltd.	176,236	8,401,170
TOTAL COMMON STOCKS (Cost $1,921,450,106)		2,623,266,072
TEMPORARY CASH INVESTMENTS — 3.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $70,153,917), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $68,758,799)		68,755,362
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $11,573,204), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $11,345,268)		11,345,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	44,747	44,747
TOTAL TEMPORARY CASH INVESTMENTS (Cost $80,145,109)		80,145,109
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,001,595,215)		2,703,411,181
OTHER ASSETS AND LIABILITIES — 0.1%		3,082,334
TOTAL NET ASSETS — 100.0%		$2,706,493,515

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	454	December 2019	$22,700	$67,611,950	$(787,472)

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,623,266,072	—	—
Temporary Cash Investments	44,747	80,100,362	—
	2,623,310,819	80,100,362	—
Liabilities
Other Financial Instruments
Futures Contracts	787,472	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.